CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Operating Expenses:
Research and development expenses	$ 3,593,341	$ 5,120,840	$ 1,274,981	$ 6,129,228
General and administrative expenses	2,438,106	2,858,065	4,744,504	6,155,038
Total Operating Expenses	6,031,447	7,978,905	6,019,485	12,284,266
Loss from Operations	(6,031,447)	(7,978,905)	(6,019,485)	(12,284,266)
Other Income (Expenses):
Interest income	449	67,436	1,735	132,073
Changes in fair value of option liabilities – gain/(loss)	1,830,689	(152,557)	(528,083)	2,792,974
Foreign currency exchange gains (losses)	86,438	47,421	(109,198)	6,446
Other expenses	(3,213)	(5,591)	(7,336)	(7,998)
Total Other Income (Expenses)	1,914,363	(43,291)	(642,882)	2,923,495
Net Loss	(4,117,084)	(8,022,196)	(6,662,367)	(9,360,771)
Other Comprehensive (Loss) Income:
Foreign Currency Translation Adjustment	(160,116)	(27,188)	(52,948)	5,611
Comprehensive Loss	$ (4,277,200)	$ (8,049,384)	$ (6,715,315)	$ (9,355,160)
Loss per ordinary share (basic and diluted)	$ 0.00	$ (0.01)	$ 0.00	$ (0.01)
Weighted average ordinary shares (basic and diluted)	1,607,121,984	1,525,693,393	1,594,063,579	1,525,693,393